Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 3,301,879		$ 4,159,763		$ 5,433,375		$ 5,136,153		$ 5,944,190
Cost of revenues	(2,870,058)		(2,872,004)		(3,606,481)		(3,454,368)		(4,406,421)
Gross profit	431,821		1,287,759		1,826,894		1,681,785		1,537,769
Operating expenses
Selling and marketing expenses	(494,388)		(192,276)		(206,314)		(18,030)		(36,194)
General and administrative expenses	(5,690,300)		(1,166,858)		(2,781,075)		(1,621,513)		(1,102,870)
Total operating expenses	(6,184,688)		(1,359,134)		(2,987,389)		(1,639,543)		(1,139,064)
Operating income (loss)	(5,752,867)		(71,375)		(1,160,495)		42,242		398,705
Other income (expenses), net
Other income, net	23,370,460		8,404		971,391		111,837		23,019
Interest income	2,003		2,399		6,953		518		21
Interest expense	(173,583)		(357,551)		(778,656)		(46,179)		(77,757)
Total other income (expenses), net	23,198,880		(346,748)		199,688		66,176		(54,717)
Income (loss) before taxes	17,446,013		(418,123)		(960,807)		108,418		343,988
Provision for income taxes					486,706			[1]	(208,141)	[1]
Net income (loss)	17,446,013		(418,123)		(474,101)		108,418	[1]	135,847	[1]
Less: net loss attributable to non-controlling interests	(102,317)		(1,723)		50,542		(21,775)		(322,820)
Net income (loss) attributable to the shareholders of the Company	17,548,330		(416,400)		(524,643)		130,193		458,667
Other comprehensive income (loss)
Foreign currency translation adjustment	(369,923)		13,879		32,529		(22,704)		(1,920)
Total comprehensive income (loss)	17,076,090		(404,244)		(441,572)		85,714		133,927
Less: total comprehensive (loss) income attributable to non-controlling interests	(203,654)		1,498		56,908		(27,621)		(323,458)
Total comprehensive income attributable to the shareholders of the Company	$ 17,279,744		$ (405,742)		$ (498,480)		$ 113,335		$ 457,385
Earnings per share – basic (in Dollars per share)	$ 290.28		$ (617.61)		$ (13.2)		$ 35.3		$ 47.2
diluted (in Dollars per share)					$ (6.4)		$ 35.3		$ 47.2
Basic weighted average shares outstanding* (in Shares)	60,101	[2]	677	[2]	35,811	[3]	3,076	[3]	2,880	[3]
diluted (in Shares)					74,332		3,076		2,880

[1]	Re-presented as mentioned in Note 23
[2]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued and in January 26, 2026 of 1 share for every 3 shares issued respectively.
[3]	Adjusted retrospectively for the two reverse stock splits that was effected in February 2025 of 1 share for every 20 existing share issued and in May 2025 of 1 share for every 10 existing share issued.